Fair Value (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value [Abstract]
Schedule of Estimated Fair Values

The following is a summary of the carrying amounts and estimated fair values of these financial instruments as of December 31, 2024 and 2023 (in thousands):

	As of December 31, 2024		As of December 31, 2023
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Notes receivable from affiliate (Level 3)	$15,000	$15,000	$15,000	$15,000
Line of credit (Level 2)	$4,614	$4,614	$4,802	$4,802
Line of credit (Level 3)	$2,455	$2,370	$2,528	$2,435
Long-term debt (Level 2)	$—	$—	$1,378	$1,334